Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000069523 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[1]
C000069523 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[1]
C000069523 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[1]
C000069523 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[1]
C000069523 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[1]
C000069523 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000069523 [Member] | CoStar Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000069523 [Member] | Shopify Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000069523 [Member] | AMETEK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000069523 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000069523 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069523 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000069523 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000069523 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069523 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000069523 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000069523 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000069523 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000069523 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000069523 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000069523 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000069524 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[2]
C000069524 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[2]
C000069524 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[2]
C000069524 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[2]
C000069524 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[2]
C000069524 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000069524 [Member] | CoStar Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000069524 [Member] | Shopify Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[2]
C000069524 [Member] | AMETEK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[2]
C000069524 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[2]
C000069524 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069524 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000069524 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000069524 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069524 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000069524 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000069524 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000069524 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000069524 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000069524 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000069524 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000069525 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[3]
C000069525 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[3]
C000069525 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[3]
C000069525 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[3]
C000069525 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[3]
C000069525 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000069525 [Member] | CoStar Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000069525 [Member] | Shopify Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[3]
C000069525 [Member] | AMETEK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000069525 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000069525 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069525 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000069525 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000069525 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069525 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000069525 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000069525 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000069525 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000069525 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000069525 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000069525 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000127666 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[4]
C000127666 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[4]
C000127666 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[4]
C000127666 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[4]
C000127666 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[4]
C000127666 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[4]
C000127666 [Member] | CoStar Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000127666 [Member] | Shopify Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[4]
C000127666 [Member] | AMETEK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[4]
C000127666 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[4]
C000127666 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000127666 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000127666 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000127666 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127666 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000127666 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000127666 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000127666 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000127666 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000127666 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000127666 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000000108 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[5]
C000000108 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[5]
C000000108 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[5]
C000000108 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[5]
C000000108 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[5]
C000000108 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
C000000108 [Member] | CoStar Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000000108 [Member] | Shopify Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[5]
C000000108 [Member] | AMETEK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[5]
C000000108 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[5]
C000000108 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000108 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000108 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000000108 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000108 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000000108 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000000108 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000000108 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000000108 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000108 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000108 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[5]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.